Nature of Business and Continuance of Operations (Details Narrative) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working Capital Deficit	$ 1,755,728	$ 1,638,078
Accumulated Deficit	$ 4,354,882	$ 3,961,939	$ 2,888,358